CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net (costs)/revenues	€ (22,055)	€ 3,777	€ 19,724
Income tax benefit/(expense)	6,153	(1,054)	(5,503)
Total recognized in the consolidated income statement	(15,902)	2,723	14,221
Net (costs)/revenues
Disclosure of detailed information about financial instruments [line items]
Net (costs)/revenues	€ (22,055)	€ 3,777	€ 19,724